UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D/A

(AMENDMENT NO. 1)

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from: November 19, 2013 to December 17, 2013

Commission File Number of issuing entity: 333-172863-01

CFCRE Commercial Mortgage Trust 2011-C2

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-172863

CCRE Commercial Mortgage Securities, L.P.

(Exact name of depositor as specified in its charter)

Cantor Commercial Real Estate Lending, L.P.

(Exact name of sponsor as specified in its charter)

New York

(State or other jurisdiction of incorporation or organization of the issuing entity)

45-6653210

45-6653220

45-6663249

(I.R.S. Employer Identification No.)

c/o Citibank, N.A.
388 Greenwich Street, 14th Floor
New York, New York	10013
(Address of principal executive offices of the issuing entity)	(Zip Code)

(212) 816-5693

(Telephone number, including area code)

Registered/reporting pursuant to (check one)
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
A-1	☐	☐	☒	______________
A-2	☐	☐	☒	______________
A-3	☐	☐	☒	______________
A-4	☐	☐	☒	______________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

EXPLANATORY NOTE

The purpose of this Amendment No. 1 to our Distribution Report on Form 10-D for the monthly distribution period from November 19, 2013 to December 17, 2013, as filed with the Securities and Exchange Commission on December 24, 2013 (the “Original Form 10-D”), is to update the repurchase information provided pursuant to Item 1121(c) of Regulation AB to reflect the information set forth under Item 1 of Part I below. No other changes have been made to the Original Form 10-D other than the change described in the preceding sentence. This Amendment No. 1 does not reflect subsequent events occurring after the filing date of the Original Form 10-D.

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On December 17, 2013, a distribution was made to holders of the certificates issued by CFCRE Commercial Mortgage Trust 2011-C2.

This Form 10-D/A incorporates the distribution report by reference to Exhibit 99.1 of Form 10-D filed by the issuing entity on December 24, 2013 (File No. 333-172863-01).

No assets securitized by CCRE Commercial Mortgage Securities, L.P. (the “Securitizer”) and held by CFCRE Commercial Mortgage Trust 2011-C2 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly distribution period from November 19, 2013 to December 17, 2013. The Securitizer filed its first Form ABS-15G on February 14, 2012. The CIK Number of the Securitizer is 0001515166.

PART II – OTHER INFORMATION

Item 2. Legal Proceedings.

None

Item 3. Sales of Securities and Use of Proceeds.

None

Item 4. Defaults Upon Senior Securities.

None

Item 5. Submission of Matters to a Vote of Security Holders.

None

Item 6. Significant Obligors of Pool Assets.

Each of the properties securing the RiverTown Crossings Mall mortgage loan and the Plaza Mexico mortgage loan constitute significant obligors within the meaning of Item 1101(k)(2) of Regulation AB and as disclosed in the Prospectus Supplement for CFCRE Commercial Mortgage Trust 2011-C2.

With respect to the property securing the RiverTown Crossings Mall mortgage loan, the most recent unaudited net operating income for the period January 1, 2013 through September 30, 2013 was $15,382,275.67. With respect to the property securing the Plaza Mexico mortgage loan, there are no current updates to the net operating income or to the financial information required by Item 1122(b) of RegulationAB at this time.

Item 7. Significant Enhancement Provider Information.

None

Item 8. Other Information.

None

Item 9. Exhibits.

(a) The following is a list of documents filed as part of this Form 10-D/A:

(99.1): Monthly report distributed to holders of the certificates issued by CFCRE Commercial Mortgage Trust 2011-C2, relating to the December 17, 2013 distribution incorporated by reference to Exhibit 99.1 of Form 10-D filed by the issuing entity on December 24, 2013 (File No. 333-172863-01).

(b) The exhibits required to be filed by the Registrant pursuant to this Form 10-D/A are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

CCRE Commercial Mortgage Securities, L.P.

(Depositor)

/s/ Anthony Orso
Anthony Orso, Chief Executive Officer

Date: January 31, 2014

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 99.1	Monthly report distributed to holders of the certificates issued by CFCRE Commercial Mortgage Trust 2011-C2, relating to the December 17, 2013 distribution incorporated by reference to Exhibit 99.1 of Form 10-D filed by the issuing entity on December 24, 2013 (File No. 333-172863-01).